PIONEER VARIABLE CONTRACTS TRUST

Pioneer Mid Cap Value VCT Portfolio — Class I and II Shares

Schedule of Investments
30 September, 2019

Schedule of Investments | 9/30/19 (unaudited)

Shares		Value
	UNAFFILIATED ISSUERS - 99.9%
	COMMON STOCKS - 99.0% of Net Assets
	Aerospace & Defense - 0.8%
83,281	Arconic, Inc.	$2,165,306
	Total Aerospace & Defense	$2,165,306
	Airlines - 0.9%
149,361(a)	JetBlue Airways Corp.	$2,501,797
	Total Airlines	$2,501,797
	Banks - 6.9%
214,672	Associated Banc-Corp.	$4,347,108
45,331	Citizens Financial Group, Inc.	1,603,357
97,335	East West Bancorp, Inc.	4,310,967
34,943	First Republic Bank	3,378,988
414,575	Huntington Bancshares, Inc.	5,915,986
	Total Banks	$19,556,406
	Capital Markets - 1.6%
45,879	Nasdaq, Inc.	$4,558,079
	Total Capital Markets	$4,558,079
	Chemicals - 2.6%
40,778	Celanese Corp.	$4,986,742
100,017	Huntsman Corp.	2,326,395
	Total Chemicals	$7,313,137
	Communications Equipment - 1.0%
17,010	Motorola Solutions, Inc.	$2,898,674
	Total Communications Equipment	$2,898,674
	Consumer Finance - 2.7%
94,614	Ally Financial, Inc.	$3,137,400
55,557	Discover Financial Services	4,505,117
	Total Consumer Finance	$7,642,517
	Containers & Packaging - 2.0%
32,285	Avery Dennison Corp.	$3,666,607
28,725	Ball Corp.	2,091,467
	Total Containers & Packaging	$5,758,074
	Electric Utilities - 4.4%
52,547	Entergy Corp.	$6,166,916
127,629	FirstEnergy Corp.	6,155,547
	Total Electric Utilities	$12,322,463
	Electronic Equipment, Instruments & Components - 2.2%
24,881	CDW Corp.	$3,066,335
31,450(a)	Keysight Technologies, Inc.	3,058,513
	Total Electronic Equipment, Instruments & Components	$6,124,848
	Equity Real Estate Investment Trusts (REITs) - 13.1%
115,435	Americold Realty Trust	$4,279,176
35,841	Camden Property Trust	3,978,709
147,830	Duke Realty Corp.	5,021,785
40,813	Extra Space Storage, Inc.	4,767,775
89,574	HCP, Inc.	3,191,522
179,772	Invitation Homes, Inc.	5,323,049
48,695	Lamar Advertising Co.	3,989,581
34,387	Sun Communities, Inc.	5,104,750
20,545	WP Carey, Inc.	1,838,777
	Total Equity Real Estate Investment Trusts (REITs)	$37,495,124
	Food & Staples Retailing - 0.9%
30,718	Sysco Corp.	$2,439,009
	Total Food & Staples Retailing	$2,439,009
	Food Products - 1.5%
40,386(a)	Post Holdings, Inc.	$4,274,454
	Total Food Products	$4,274,454
	Health Care Equipment & Supplies - 6.2%
11,444	Cooper Cos., Inc.	$3,398,868
89,119(a)	Hologic, Inc.	4,499,618
18,189	STERIS Plc	2,628,129
21,928	West Pharmaceutical Services, Inc.	3,109,829
28,192	Zimmer Biomet Holdings, Inc.	3,869,916
	Total Health Care Equipment & Supplies	$17,506,360
	Health Care Providers & Services - 2.6%
36,884(a)	Henry Schein, Inc.	$2,342,134
37,383	McKesson Corp.	5,108,761
	Total Health Care Providers & Services	$7,450,895
	Hotels, Restaurants & Leisure - 1.3%
46,511	Dunkin' Brands Group, Inc.	$3,691,113
	Total Hotels, Restaurants & Leisure	$3,691,113
	Household Durables - 4.8%
26,784(a)	Mohawk Industries, Inc.	$3,323,091
175,358	PulteGroup, Inc.	6,409,335
25,436	Whirlpool Corp.	4,028,045
	Total Household Durables	$13,760,471
Shares		Value
	Industrials - 1.7%
44,868	JB Hunt Transport Services, Inc.	$4,964,644
	Total Industrials	$4,964,644
	Insurance - 10.7%
38,452	Allstate Corp.	$4,178,963
30,138	American Financial Group, Inc.	3,250,383
25,441	Assurant, Inc.	3,200,987
80,413	Assured Guaranty, Ltd.	3,575,162
91,144	Brown & Brown, Inc.	3,286,653
73,243	First American Financial Corp.	4,322,069
71,972	Lincoln National Corp.	4,341,351
199,135	Old Republic International Corp.	4,693,612
	Total Insurance	$30,849,180
	IT Services - 1.7%
36,161	Booz Allen Hamilton Holding Corp.	$2,568,154
15,746(a)	Euronet Worldwide, Inc.	2,303,640
	Total IT Services	$4,871,794
	Machinery - 7.5%
93,268(a)	Gardner Denver Holdings, Inc.	$2,638,552
58,619	Ingersoll-Rand Plc	7,222,447
92,996	PACCAR, Inc.	6,510,650
35,373	Stanley Black & Decker, Inc.	5,108,215
	Total Machinery	$21,479,864
	Metals & Mining - 2.0%
67,447	Nucor Corp.	$3,433,727
23,706	Reliance Steel & Aluminum Co.	2,362,540
	Total Metals & Mining	$5,796,267
	Multiline Retail - 1.5%
27,033	Dollar General Corp.	$4,296,625
	Total Multiline Retail	$4,296,625
	Multi-Utilities - 2.7%
124,254	Public Service Enterprise Group, Inc.	$7,713,688
	Total Multi-Utilities	$7,713,688
	Oil, Gas & Consumable Fuels - 3.4%
30,320	Diamondback Energy, Inc.	$2,726,071
305,752	Marathon Oil Corp.	3,751,577
148,723	Murphy Oil Corp.	3,288,266
	Total Oil, Gas & Consumable Fuels	$9,765,914
	Road & Rail - 1.2%
24,936	Kansas City Southern	$3,316,737
	Total Road & Rail	$3,316,737
	Semiconductors & Semiconductor Equipment - 3.0%
19,875	Lam Research Corp.	$4,593,311
210,709(a)	ON Semiconductor Corp.	4,047,720
	Total Semiconductors & Semiconductor Equipment	$8,641,031
	Specialty Retail - 5.4%
98,726	Aaron's, Inc.	$6,344,133
39,971(a)	AutoNation, Inc.	2,026,530
7,783(a)	O'Reilly Automotive, Inc.	3,101,603
44,819	Tractor Supply Co.	4,053,430
	Total Specialty Retail	$15,525,696
	Technology Hardware, Storage & Peripherals - 0.8%
40,566	Western Digital Corp.	$2,419,356
	Total Technology Hardware, Storage & Peripherals	$2,419,356
	Textiles, Apparel & Luxury Goods - 1.0%
29,485	Columbia Sportswear Co.	$2,856,802
	Total Textiles, Apparel & Luxury Goods	$2,856,802
	Thrifts & Mortgage Finance - 0.9%
110,036	Radian Group, Inc.	$2,513,222
	Total Thrifts & Mortgage Finance	$2,513,222
	TOTAL COMMON STOCKS
	(Cost $243,822,236)	$282,469,547
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.9% of Net Assets
2,000,000(b)	U.S. Treasury Bills, 10/8/19	$1,999,319
500,000(b)	U.S. Treasury Bills, 10/22/19	499,477
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
	(Cost $2,496,416)	$2,498,796
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 99.9%
	(Cost $246,318,652)	$284,968,343
	OTHER ASSETS AND LIABILITIES - 0.1%	$ 315,611
	NET ASSETS - 100.0%	$285,283,954

REIT	Real Estate Investment Trust.

(a)	Non-income producing security.
(b)	Security issued with a zero coupon. Income is recognized through accretion of discount.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of September 30, 2019, in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$282,469,547	$–	$–	$282,469,547
U.S. Government and Agency Obligations	–	2,498,796	–	2,498,796
Total Investments in Securities	$282,469,547	$2,498,796	$–	$284,968,343

For the nine months ended September 30, 2019, there were no transfers between Levels 1, 2 and 3.